RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - Other related parties - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Revenues	$ 452	$ 435	$ 358
Interest income	15	0	$ 0
Financial assets	174	0
Accounts and other receivable, net	36	63
Accounts payable and other	$ 210	$ 63